Revenue Information	12 Months Ended
Dec. 31, 2023
Revenue Information [Abstract]
REVENUE INFORMATION

16 - REVENUE INFORMATION

For the years ended at December 31, 2023, 2022 and 2021 the Group’s gross profit on the based on operations comprised the following:

	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

Rental revenues	20,852,642	26,769,058	18,004,117
Reservation revenue	30,800	62,577	76,684
Other revenue	122,864	103,033	21,528

Gross Sales	21,006,306	26,934,668	18,102,329

Sales refunds	(32,746)	(69,409)	(104,868)
Sales discount	(944,008)	(1,877,088)	(998,024)

Net Sales	20,029,552	24,988,171	16,999,437

The Group has determined that collectability is not probable for revenue amounting to US$664,504, US$436,156 and US$625,463 for the years ended December 31, 2023, 2022 and 2021 respectively. These amounts will not be deemed probable until cash is received, at which point revenue would be recognized.

Deferred revenue

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant ride is taken, as that represents the satisfaction of the Group’s performance obligation.

	Dec 31, 2023	Dec 31, 2022

Wallet	1,339,954	1,127,105
Other	210,254	201,300

Total	1,550,208	1,328,405

The table below shows the deferred revenue movement for the years ended December 31, 2023, 2022 and 2021,

	January 1, 2023	Additions	2023 Revenue	FX rate Adj	December 31, 2023

Deferred revenue	1,127,105	5,583,103	(4,472,566)	(897,688)	1,339,954
Total	1,127,105	5,583,103	(4,472,566)	(897,688)	1,339,954

	January 1, 2022	Additions	2022 Revenue	FX rate Adj	December 31, 2022

Deferred revenue	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105
Total	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105

	January 1, 2021	Additions	2021 Revenue	FX rate Adj	December 31, 2021

Deferred revenue	41,765	5,582,640	(4,571,465)	(377,926)	675,014
Total	41,765	5,582,640	(4,571,465)	(377,926)	675,014